Revenue - Deferred revenue balances (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Deferred revenue from contracts with customers
Upfront franchise fees	¥ 396,421		¥ 319,537
Advances from sales of hotel supplies and other products	165,658		92,144
Loyalty program	43,248		36,877
Others	77,783		32,279
Deferred revenue	683,110		¥ 480,837
Recognized revenues which were included in deferred revenue	¥ 140,911	¥ 153,064